RESTRICTED STOCK AWARDED OUTSIDE THE 2013 STOCK INCENTIVE PLAN - Weighted average restricted stock (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Non Vested, Beginning Balance	$ 0.39	$ 0.39
Awarded	0.00	0.00
Vested	0.39	0.00
Forfeited	$ 0.00	0.00
Non Vested, Ending Balance		$ 0.39